Financial Instruments and Risk Management - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Percentage of foreign exchange transactions	5.00%	5.00%	5.00%
Increase decrease in foreign exchange transactions	¥ 5,700,000	¥ 7,500,000	¥ 3,300,000
Debt outstanding	¥ 0	0
Financial assets measured at fair value		0
Financial liabilities measured at fair value		¥ 0